Goodwill	6 Months Ended
Jul. 31, 2022
Goodwill
Goodwill

Note 10 – Goodwill

Goodwill is recorded when the consideration paid for an acquisition of a business exceeds the fair value of identifiable net tangible and intangible assets acquired. The following table summarizes the changes in goodwill since January 31, 2021:

	July 31,	January 31,
	2022	2022
Balance at beginning of period	608,761	565,177
Acquisition of QuestaWeb	—	21,691
Acquisition of Portrix	—	15,032
Acquisition of GreenMile	—	12,968
Acquisition of NetCHB	26,797	—
Acquisition of Foxtrot	1,527	—
Acquisition of XPS	43,529	—
Adjustments on account of foreign exchange	(8,812)	(6,107)
Balance at end of period	671,802	608,761